MONEY MARKET OBLIGATIONS TRUST

                            5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                             December 31, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

    RE: MONEY MARKET OBLIGATIONS TRUST (the "Trust")
           Alabama Municipal Cash Trust
           Arizona Municipal Cash Trust
           California Municipal Cash Trust
           Connecticut Municipal Cash Trust
           Florida Municipal Cash Trust
           Georgia Municipal Cash Trust
           Maryland Municipal Cash Trust
           Massachusetts Municipal Cash Trust
           Michigan Municipal Cash Trust
           Minnesota Municipal Cash Trust
           New Jersey Municipal Cash Trust
           New York Municipal Cash Trust
           North Carolina Municipal Cash Trust
           Ohio Municipal Cash Trust
           Pennsylvania Municipal Cash Trust
           Virginia Municipal Cash Trust
           Federated Tax-Free Trust

         1933 Act File No. 33-31602
         1940 Act File No. 811-5950

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of
Prospectuses and Statements of Additional Information dated December 31, 2003, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No.65 on December 31, 2003.

      If you have any questions regarding this certification, please contact me at (412) 288-6685.

                                          Very truly yours,



                                          /s/ Nelson W. Winter
                                          Nelson W. Winter
                                          Assistant Secretary